Document and Entity Information	12 Months Ended
Sep. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 25, 2013
Registrant Name	Lincoln Advisors Trust
Central Index Key	0001524692
Amendment Flag	false
Document Creation Date	Sep. 25, 2013
Document Effective Date	Sep. 25, 2013
Prospectus Date	Sep. 25, 2013